Liberty All-Star® Equity Fund	Schedule of Investments

September 30, 2023 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (96.76%)
COMMUNICATION SERVICES (5.63%)
Entertainment (0.76%)
Netflix, Inc.(a)	25,035	$9,453,216
Walt Disney Co.(a)	40,170	3,255,778
		12,708,994
Interactive Media & Services (3.25%)
Alphabet, Inc., Class A(a)	134,470	17,596,744
Alphabet, Inc., Class C(a)	276,184	36,414,861
		54,011,605

Media (1.62%)
Charter Communications, Inc., Class A(a)	22,843	10,046,808
Omnicom Group, Inc.	115,075	8,570,786
Trade Desk, Inc., Class A(a)	105,216	8,222,631
		26,840,225
CONSUMER DISCRETIONARY (12.35%)
Automobile Components (1.90%)
Cie Generale des Etablissements Michelin SCA(b)(c)	420,100	6,402,324
Lear Corp.	109,726	14,725,229
Magna International, Inc., Class A(c)	194,419	10,422,803
		31,550,356
Broadline Retail (2.39%)
Amazon.com, Inc.(a)	312,436	39,716,864

Hotels, Restaurants & Leisure (2.58%)
Booking Holdings, Inc.(a)	6,734	20,767,319
Starbucks Corp.	109,542	9,997,899
Yum! Brands, Inc.	96,347	12,037,594
		42,802,812
Household Durables (2.36%)
Lennar Corp., Class A	89,000	9,988,470
Newell Brands, Inc.	783,352	7,073,669
Sony Group Corp.(b)(c)	268,330	22,113,075
		39,175,214
Specialty Retail (1.70%)
CarMax, Inc.(a)	142,513	10,079,944
Home Depot, Inc.	27,375	8,271,630
TJX Cos., Inc.	48,411	4,302,770
Ulta Beauty, Inc.(a)	14,155	5,654,215
		28,308,559

See Notes to Schedule of Investments.

8	www.all-starfunds.com

Liberty All-Star® Equity Fund	Schedule of Investments

September 30, 2023 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (1.42%)
Gildan Activewear, Inc.(c)	322,869	$9,043,561
NIKE, Inc., Class B	72,716	6,953,104
PVH Corp.	77,568	5,934,727
Skechers U.S.A., Inc., Class A(a)	34,199	1,674,041
		23,605,433
CONSUMER STAPLES (4.54%)
Beverages (0.85%)
Coca-Cola Co.	132,500	7,417,350
Constellation Brands, Inc., Class A	26,700	6,710,511
		14,127,861
Consumer Staples Distribution & Retail (1.82%)
Costco Wholesale Corp.	20,719	11,705,406
Dollar Tree, Inc.(a)	74,772	7,959,480
SYSCO Corp.	159,323	10,523,284
		30,188,170
Food Products (0.37%)
Tyson Foods, Inc., Class A	123,530	6,237,030

Household Products (0.43%)
Procter & Gamble Co.	49,400	7,205,484

Multiline Retail (0.51%)
Dollar General Corp.	79,742	8,436,704

Personal Care Products (0.56%)
Unilever PLC(b)	187,331	9,254,151

ENERGY (2.45%)
Energy Equipment & Services (1.00%)
Halliburton Co.	76,599	3,102,259
NOV, Inc.	316,776	6,620,618
Schlumberger NV	116,865	6,813,230
		16,536,107
Oil, Gas & Consumable Fuels (1.45%)
Coterra Energy, Inc.	300,600	8,131,230
Phillips 66	61,100	7,341,165
Shell PLC(b)	134,846	8,681,386
		24,153,781

See Notes to Schedule of Investments.

Third Quarter Report (Unaudited) | September 30, 2023	9

Liberty All-Star® Equity Fund	Schedule of Investments

September 30, 2023 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
FINANCIALS (20.86%)
Banks (4.38%)
Bank of America Corp.	343,426	$9,403,004
Citigroup, Inc.	311,076	12,794,556
Commerce Bancshares, Inc.	73,710	3,536,606
Cullen/Frost Bankers, Inc.	52,400	4,779,404
JPMorgan Chase & Co.	69,655	10,101,368
Mitsubishi UFJ Financial Group, Inc.(b)(c)	613,500	5,208,615
PNC Financial Services Group, Inc.	45,800	5,622,866
U.S. Bancorp	204,301	6,754,191
Wells Fargo & Co.	357,023	14,587,960
		72,788,570
Capital Markets (6.05%)
Ameriprise Financial, Inc.	28,600	9,428,848
BlackRock, Inc.	9,656	6,242,508
Blackstone Group LP	70,600	7,564,084
Charles Schwab Corp.	344,521	18,914,203
Goldman Sachs Group, Inc.	16,458	5,325,315
MSCI, Inc.	23,530	12,072,772
Northern Trust Corp.	119,642	8,312,726
S&P Global, Inc.	73,225	26,757,147
UBS Group AG	242,844	5,986,105
		100,603,708
Consumer Finance (1.61%)
American Express Co.	52,531	7,837,100
Capital One Financial Corp.	194,392	18,865,743
		26,702,843
Financial Services (5.93%)
Berkshire Hathaway, Inc., Class B(a)	46,789	16,390,187
Equitable Holdings, Inc.	371,413	10,544,415
FleetCor Technologies, Inc.(a)	33,067	8,443,328
Global Payments, Inc.	54,153	6,248,714
Mastercard, Inc., Class A	32,723	12,955,363
PayPal Holdings, Inc.(a)	55,445	3,241,315
Visa, Inc., Class A	150,142	34,534,161
Voya Financial, Inc.	92,584	6,152,207
		98,509,690
Insurance (2.89%)
American International Group, Inc.	85,780	5,198,268
Aon PLC, Class A	42,427	13,755,682
Arch Capital Group, Ltd.(a)	98,389	7,842,587
MetLife, Inc.	205,815	12,947,822

See Notes to Schedule of Investments.

10	www.all-starfunds.com

Liberty All-Star® Equity Fund	Schedule of Investments

September 30, 2023 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Insurance (continued)
Progressive Corp.	60,112	$8,373,601
		48,117,960
HEALTH CARE (13.99%)
Biotechnology (1.15%)
Amgen, Inc.	33,500	9,003,460
Regeneron Pharmaceuticals, Inc.(a)	12,214	10,051,633
		19,055,093
Health Care Equipment & Supplies (4.14%)
Alcon, Inc.	95,200	7,336,112
Align Technology, Inc.(a)	13,452	4,107,165
Baxter International, Inc.	198,892	7,506,184
Boston Scientific Corp.(a)	159,769	8,435,803
Dexcom, Inc.(a)	72,142	6,730,849
Intuitive Surgical, Inc.(a)	24,264	7,092,125
Koninklijke Philips NV(c)	405,046	8,076,617
Medtronic PLC	161,322	12,641,192
Smith & Nephew PLC(b)	278,538	6,899,386
		68,825,433
Health Care Providers & Services (3.91%)
Cardinal Health, Inc.	52,166	4,529,052
Fresenius Medical Care AG & Co. KGaA(b)	854,142	18,398,219
UnitedHealth Group, Inc.	83,429	42,064,067
		64,991,338
Life Sciences Tools & Services (3.04%)
Danaher Corp.	91,513	22,704,375
IQVIA Holdings, Inc.(a)	82,427	16,217,512
Thermo Fisher Scientific, Inc.	22,908	11,595,343
		50,517,230
Pharmaceuticals (1.75%)
Bristol-Myers Squibb Co.	137,360	7,972,374
Merck & Co., Inc.	78,500	8,081,575
Pfizer, Inc.	76,452	2,535,913
Zoetis, Inc.	60,774	10,573,461
		29,163,323
INDUSTRIALS (7.68%)
Aerospace & Defense (0.39%)
General Dynamics Corp.	29,400	6,496,518

Building Products (2.09%)
Carlisle Cos., Inc.	40,984	10,625,512

See Notes to Schedule of Investments.

Third Quarter Report (Unaudited) | September 30, 2023	11

Liberty All-Star® Equity Fund	Schedule of Investments

September 30, 2023 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Building Products (continued)
Carrier Global Corp.	218,598	$12,066,610
Masco Corp.	225,229	12,038,490
		34,730,612
Commercial Services & Supplies (0.41%)
Waste Connections, Inc.	51,189	6,874,683

Electrical Equipment (0.28%)
Eaton Corp. PLC	21,476	4,580,401

Ground Transportation (0.60%)
Canadian Pacific Kansas City, Ltd.	134,874	10,035,974
		10,035,974

Industrial Conglomerates (0.94%)
General Electric Co.	75,902	8,390,966
Honeywell International, Inc.	39,000	7,204,860
		15,595,826
Machinery (1.96%)
Oshkosh Corp.	49,700	4,742,871
Parker-Hannifin Corp.	28,900	11,257,128
Wabtec Corp.	92,513	9,831,357
Xylem, Inc.	73,400	6,681,602
		32,512,958
Trading Companies & Distributors (1.01%)
Ferguson PLC	102,590	16,872,977

INFORMATION TECHNOLOGY (20.40%)
Electronic Equipment & Instruments (0.38%)
TE Connectivity Ltd.	51,086	6,310,654

Electronic Equipment, Instruments & Components (1.23%)
CDW Corp.	64,607	13,035,108
Teledyne Technologies, Inc.(a)	18,026	7,365,063
		20,400,171
IT Services (1.64%)
Amdocs, Ltd.	67,795	5,727,999
Cognizant Technology Solutions Corp., Class A	183,958	12,461,315
Gartner, Inc.(a)	16,088	5,527,998
Snowflake, Inc., Class A(a)	22,616	3,455,046
		27,172,358

See Notes to Schedule of Investments.

12	www.all-starfunds.com

Liberty All-Star® Equity Fund	Schedule of Investments

September 30, 2023 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (4.79%)
ASML Holding N.V.	13,714	$8,072,883
Enphase Energy, Inc.(a)	26,570	3,192,385
Microchip Technology, Inc.	121,800	9,506,490
Micron Technology, Inc.	197,465	13,433,544
NVIDIA Corp.	87,541	38,079,460
QUALCOMM, Inc.	66,400	7,374,384
		79,659,146
Software (12.36%)
Adobe, Inc.(a)	42,421	21,630,468
ANSYS, Inc.(a)	31,000	9,224,050
Autodesk, Inc.(a)	84,854	17,557,141
Crowdstrike Holdings, Inc., Class A(a)	48,759	8,161,281
Intuit, Inc.	19,951	10,193,764
Microsoft Corp.	181,873	57,426,400
Palo Alto Networks, Inc.(a)	29,129	6,829,003
Salesforce, Inc.(a)	95,292	19,323,312
SAP SE(b)	79,998	10,345,341
ServiceNow, Inc.(a)	57,357	32,060,269
Workday, Inc., Class A(a)	59,048	12,686,463
		205,437,492
MATERIALS (5.61%)
Chemicals (3.71%)
Corteva, Inc.	213,500	10,922,660
Dow, Inc.	299,505	15,442,478
Ecolab, Inc.	109,700	18,583,180
RPM International, Inc.	77,800	7,376,218
Sherwin-Williams Co.	36,371	9,276,423
		61,600,959
Construction Materials (0.59%)
Martin Marietta Materials, Inc.	24,000	9,851,520

Containers & Packaging (1.31%)
Avery Dennison Corp.	78,934	14,418,874
Ball Corp.	146,405	7,288,041
		21,706,915
REAL ESTATE (1.84%)
Residential REITs (0.36%)
Equity LifeStyle Properties, Inc.	93,500	5,956,885

See Notes to Schedule of Investments.

Third Quarter Report (Unaudited) | September 30, 2023	13

Liberty All-Star® Equity Fund	Schedule of Investments

September 30, 2023 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Specialized REITs (1.48%)
American Tower Corp.	50,247	$8,263,119
Crown Castle, Inc.	50,600	4,656,718
Equinix, Inc.	16,028	11,640,495
		24,560,332
UTILITIES (1.41%)
Electric Utilities (0.95%)
Edison International	143,112	9,057,559
Xcel Energy, Inc.	118,000	6,751,960
		15,809,519
Gas Utilities (0.46%)
Atmos Energy Corp.	72,300	7,658,739

TOTAL COMMON STOCKS
(COST OF $1,410,840,715)		1,607,959,177

SHORT TERM INVESTMENTS (4.81%)
MONEY MARKET FUND (3.07%)
State Street Institutional US Government Money Market Fund, 5.29%(d)
(COST OF $51,047,461)	51,047,461	51,047,461

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED (1.74%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%
(COST OF $28,959,271)	28,959,271	28,959,271

TOTAL SHORT TERM INVESTMENTS
(COST OF $80,006,732)		80,006,732

TOTAL INVESTMENTS (101.57%)
(COST OF $1,490,847,447)		1,687,965,909

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.57%)		(26,152,727)

NET ASSETS (100.00%)		$1,661,813,182

NET ASSET VALUE PER SHARE
(273,757,654 SHARES OUTSTANDING)		$6.07

See Notes to Schedule of Investments.

14	www.all-starfunds.com

Liberty All-Star® Equity Fund	Schedule of Investments

September 30, 2023 (Unaudited)

(a)	Non-income producing security.
(b)	American Depositary Receipt.
(c)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $38,075,916.
(d)	Rate reflects seven-day effective yield on September 30, 2023.

See Notes to Schedule of Investments.

Third Quarter Report (Unaudited) | September 30, 2023	15

Liberty All-Star® Equity Fund	Notes to Schedule of Investments

September 30, 2023 (Unaudited)

Security Valuation

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Cash collateral from securities lending activity is reinvested in the State Street Navigator Securities Lending Government Money Market Portfolio (“State Street Navigator”), a registered investment company under the Investment Company Act of 1940 (the “1940 Act”), which operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. Shares of registered investment companies are valued daily at that investment company’s net asset value (“NAV”) per share.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees (the "Board"). The Board has designated ALPS Advisors, Inc. (the “Advisor”) as the Fund’s Valuation Designee. The Valuation Designee is responsible for determining fair value in good faith for all Fund investments, subject to oversight by the Board. When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the security will be valued by the Advisor’s Valuation Committee using fair valuation procedures established by the Valuation Designee. Examples of potentially significant events that could materially impact a Fund’s NAV include, but are not limited to: single issuer events such as corporate actions, reorganizations, mergers, spin-offs, liquidations, acquisitions and buyouts; corporate announcements on earnings or product offerings; regulatory news; and litigation and multiple issuer events such as governmental actions; natural disasters or armed conflicts that affect a country or a region; or significant market fluctuations. Potential significant events are monitored by the Advisor, Sub-Advisers and/or the Valuation Committee through independent reviews of market indicators, general news sources and communications from the Fund’s custodian. As of September 30, 2023, the Fund held no securities that were fair valued.

Security Transactions

Security transactions are recorded on trade date. Cost is determined and gains/(losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

The Fund estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. Once the REIT reports annually the tax character of its distributions, the Fund revises its estimates. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

16	www.all-starfunds.com

Liberty All-Star® Equity Fund	Notes to Schedule of Investments

September 30, 2023 (Unaudited)

Lending of Portfolio Securities

The Fund may lend its portfolio securities only to borrowers that are approved by the Fund’s securities lending agent, State Street Bank & Trust Co. (“SSB”). The Fund will limit such lending to not more than 30% of the value of its total assets. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollar only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, or by irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of no less than 105% of the market value for all other securities. The collateral is maintained thereafter, at a market value equal to no less than 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash collateral received is reinvested in State Street Navigator. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Schedule of Investments as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities.

The following is a summary of the Fund’s securities lending positions and related cash and non-cash collateral received as of September 30, 2023:

Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
$38,075,916	$28,959,271	$10,204,418	$39,163,689

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Third Quarter Report (Unaudited) | September 30, 2023	17

Liberty All-Star® Equity Fund	Notes to Schedule of Investments

September 30, 2023 (Unaudited)

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities that are valued based on unadjusted quoted prices in active markets are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,607,959,177	$–	$–	$1,607,959,177
Short Term Investments	80,006,732	–	–	80,006,732
Total	$1,687,965,909	$–	$–	$1,687,965,909

*	See Schedule of Investments for industry classifications.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value during the period.

18	www.all-starfunds.com

Liberty All-Star® Equity Fund	Notes to Schedule of Investments

September 30, 2023 (Unaudited)

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the Trustees and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Third Quarter Report (Unaudited) | September 30, 2023	19

Liberty All-Star® Equity Fund	Description of Lipper Benchmark and Market Indices

(Unaudited)

Dow Jones Industrial Average

A price-weighted measure of 30 U.S. blue-chip companies.

Lipper Large-Cap Core Mutual Fund Average

The average of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s U.S. domestic equity large-cap floor. These funds typically have average characteristics compared to the S&P 500® Index.

NASDAQ Composite Index

Measures all NASDAQ domestic and international based common type stocks listed on the NASDAQ Stock Market.

Russell 3000® Growth Index

Measures the performance of those Russell 3000® companies with lower book-to-price ratios and higher growth values. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 96% of the investable U.S. equity market.

Russell 3000® Value Index

Measures the performance of those Russell 3000® companies with higher book-to-price ratios and lower growth values.

S&P 500® Index

A large-cap U.S. equities index that includes 500 leading companies and represents approximately 80% of the total domestic U.S. equity market capitalization.

An investor cannot invest directly in an index.

20	www.all-starfunds.com